COMMITMENTS AND CONTINGENCIES (Details Narrative)		12 Months Ended
	Apr. 30, 2025 $ / shares shares	Dec. 31, 2025 USD ($) Segment $ / shares shares
Working capital loans | $		$ 1,500,000
Number of days from IPO		180 days
Underwriters option period		45 days
Price per unit | $ / shares	$ 10.00	$ 10.00
Underwriting discount per unit		0.20
Deferred underwriting payable noncurrent | $		$ 3,450,000
Underwriters per unit | $ / shares		$ 0.10
Deferred fee per unit | $ / shares		$ 0.40
Deferred underwriting fees | $		$ 6,900,000
Old Glory Holding Co [Member]
Number of Contracts | Segment		2
Billing amount of contracts | $		$ 6,000,000.0
Rent payable | $		$ 68,000
Over-Allotment Option [Member]
Number of unit issued		2,250,000
Over-Allotment Option [Member] | Related Party [Member]
Number of unit issued	2,250,000
IPO [Member]
Underwriters per unit | $ / shares		$ 0.10
Warrants Conversion Of Working Capital Loans [Member]
Conversion of stock, shares converted		1,500,000
Warrant [Member]
Conversion of stock, shares converted		1,500,000
Private Placement Warrant [Member]
Warrant outstanding		5,450,000
Common Class A [Member]
Conversion of stock, shares converted		12,700,000
Common Class A [Member] | Founder Shares 1 [Member]
Conversion of stock, shares converted		5,750,000
Common Class A [Member] | Warrant [Member]
Warrant outstanding		6,950,000
Common Class A [Member] | Private Placement Warrants [Member]
Warrant outstanding		5,450,000